Consolidated Balance Sheet - EUR (€) € in Millions		Dec. 31, 2020	Dec. 31, 2019
Non-current assets
Goodwill		€ 18,942	€ 18,067
Intangible assets		15,999	12,962
Property, plant and equipment		10,558	12,062
Pension asset for funded schemes in surplus		2,722	2,422
Deferred tax assets		1,474	1,336
Financial assets	[1]	876	874
Other non-current assets		931	653
Total non-current assets		51,502	48,376
Current assets
Inventories		4,462	4,164
Trade and other current receivables		4,939	6,695
Current tax assets		372	397
Cash and cash equivalents	[1]	5,548	4,185
Other financial assets	[1]	808	907
Assets held for sale		28	82
Current assets		16,157	16,430
Total assets		67,659	64,806
Current liabilities
Financial liabilities	[2]	4,461	4,691
Trade payables and other current liabilities		14,132	14,768
Current tax liabilities		1,451	898
Provisions		547	620
Liabilities held for sale		1	1
Total current liabilities		20,592	20,978
Non-current liabilities
Financial liabilities	[2]	22,844	23,566
Non-current tax liabilities		149	182
Pensions and post-retirement healthcare liabilities:
Funded schemes in deficit		1,109	1,157
Unfunded schemes		1,326	1,461
Provisions		583	664
Deferred tax liabilities		3,166	2,573
Other non-current liabilities		235	339
Total non current liabilities		29,412	29,942
Total liabilities		50,004	50,920
Equity
Shareholders' equity		15,266	13,192
Non-controlling interests		2,389	694
Total equity		17,655	13,886
Total liabilities and equity		€ 67,659	€ 64,806

[1]	For the purposes of this note and note 15C, financial assets and liabilities exclude trade and other current receivables and trade payables and other liabilities which are covered in notes 13 and 14 respectively.
[2]	For the purposes of this note and note 17A, financial assets and liabilities exclude trade and other current receivables and trade payables and other liabilities which are covered in notes 13 and 14 respectively.